Commitments & Contingencies (Details)				3 Months Ended
	May 31, 2023 USD ($) item $ / shares shares	May 03, 2023 USD ($)	Nov. 19, 2021 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Maximum number of demands for registration of securities | item					3	3
Deferred fee per unit | $ / shares					$ 0.35	$ 0.35
Deferred underwriting fee payable					$ 5,031,250	$ 5,031,250	$ 5,031,250
Amount of underwriting fee agreed to waive		$ 1,000,000
Value of shares redeemed				$ 1,040,287
Proceeds from sale of stock			$ 145,906,250
Forward Purchase Agreement
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Derivative liability						$ 0
Forward Purchase Agreement | Maximum [Member] | Put option
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Repurchase of stock | shares	4,200,000
Fair value of put option estimated value	$ 2,016,000				$ 1,890,000
Derivative liability	$ 2,016,000
OTC Equity Prepaid Forward Transaction agreement | Common Class A [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Shares issued | shares	4,200,000
Percentage of share outstanding	9.90%
Value of shares redeemed	$ 43,000,000
Redemption price percentage	1.00%
Proceeds from sale of stock	$ 41,580,000
Sale of stock, price per share | $ / shares	$ 10.00
Weighted average price per share from sale of stock transaction | $ / shares	$ 5.00
Sale of stock transaction trading days during period | item	20
Sale of stock transaction consecutive trading days during period | item	30
Stock Redeemed or Called During Period, Shares | shares	300,000